SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 228,402	$ 47,875	$ 1,367,992
Deferred income tax recovery	(54,206)	(1,904)	(22,574)
Income tax expense	$ 174,196	$ 45,971	$ 1,345,418